UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

April 30, 2009

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS ― 42.1%
NT Equity Growth Fund Institutional Class	2,421,887	$ 16,153,986
NT Growth Fund Institutional Class	1,068,155	8,449,106
NT Large Company Value Fund Institutional Class	2,331,700	14,223,370
NT Mid Cap Value Fund Institutional Class	747,994	5,250,918
NT Small Company Fund Institutional Class	486,687	2,594,042
NT Vista Fund Institutional Class(2)	452,435	3,130,850
Real Estate Fund Institutional Class	139,561	1,454,226
		51,256,498

DOMESTIC FIXED INCOME FUNDS ― 36.3%
High-Yield Fund Institutional Class	922,245	4,648,115
Inflation-Adjusted Bond Fund Institutional Class	812,545	8,816,113
NT Diversified Bond Fund Institutional Class	3,016,658	30,709,578
		44,173,806

MONEY MARKET FUNDS ― 9.4%
Premium Money Market Fund Investor Class	11,435,528	11,435,528

INTERNATIONAL FIXED INCOME FUNDS ― 6.8%
International Bond Fund Institutional Class	604,879	8,214,257

INTERNATIONAL EQUITY FUNDS ― 5.4%
NT International Growth Fund Institutional Class	1,017,487	6,522,092

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $125,333,539)		121,602,181
OTHER ASSETS AND LIABILITIES(3)		47,876
TOTAL NET ASSETS — 100.0%		$121,650,057

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 121,602,181
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 121,602,181

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 134,862,076
Gross tax appreciation of investments	$ -
Gross tax depreciation of investments	(13,259,895)
Net tax appreciation (depreciation) of investments	$ (13,259,895)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	856,240	$ 15,867,208	$ 6,543,567	$(2,310,213)	$ 176,104	2,421,887	$ 16,153,986
NT Growth Fund Institutional Class	388,477	7,433,074	2,896,216	(881,095)	31,517	1,068,155	8,449,106
NT Large Company Value Fund Institutional Class	769,386	14,149,393	6,150,863	(2,560,083)	193,245	2,331,700	14,223,370
NT Mid Cap Value Fund Institutional Class	292,448	4,619,005	1,899,872	(616,540)	54,864	747,994	5,250,918
NT Small Company Fund Institutional Class	153,329	2,552,653	1,129,028	(508,814)	4,015	486,687	2,594,042
NT Vista Fund Institutional Class(2)	142,931	3,023,415	1,197,264	(421,963)	-	452,435	3,130,850
Real Estate Fund Institutional Class	30,326	1,511,655	737,203	(426,642)	23,778	139,561	1,454,226
High-Yield Fund Institutional Class	439,813	3,999,716	2,290,157	(544,702)	199,385	922,245	4,648,115
Inflation-Adjusted Bond Fund Institutional Class	467,270	7,622,057	4,183,452	(105,557)	126,275	812,545	8,816,113
NT Diversified Bond Fund Institutional Class	1,817,937	26,180,977	14,244,835	(112,640)	1,144,343	3,016,658	30,709,578
Premium Money Market Fund Investor Class	7,041,280	9,842,599	5,448,351	-	109,472	11,435,528	11,435,528
International Bond Fund Institutional Class	326,382	6,918,912	3,092,255	(188,846)	248,633	604,879	8,214,257
NT International Growth Fund Institutional Class	297,235	6,507,871	2,612,987	(1,062,898)	50,257	1,017,487	6,522,092
		$110,228,535	$52,426,050	$(9,739,993)	$2,361,888		$121,602,181

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio

April 30, 2009

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 99.9%
DOMESTIC EQUITY FUNDS ― 45.8%
NT Equity Growth Fund Institutional Class	5,467,400	$36,467,558
NT Growth Fund Institutional Class	3,081,596	24,375,424
NT Large Company Value Fund Institutional Class	5,592,411	34,113,707
NT Mid Cap Value Fund Institutional Class	2,192,668	15,392,529
NT Small Company Fund Institutional Class	1,142,068	6,087,223
NT Vista Fund Institutional Class(2)	1,591,701	11,014,571
Real Estate Fund Institutional Class	425,096	4,429,500
		131,880,512
DOMESTIC FIXED INCOME FUNDS ― 34.3%
High-Yield Fund Institutional Class	2,050,402	10,334,026
Inflation-Adjusted Bond Fund Institutional Class	1,819,531	19,741,911
NT Diversified Bond Fund Institutional Class	6,738,108	68,593,940
		98,669,877
INTERNATIONAL EQUITY FUNDS ― 7.8%
NT Emerging Markets Fund Institutional Class	693,227	4,145,498
NT International Growth Fund Institutional Class	2,861,486	18,342,125
		22,487,623
MONEY MARKET FUNDS ― 6.5%
Premium Money Market Fund Investor Class	18,800,466	18,800,466

INTERNATIONAL FIXED INCOME FUNDS ― 5.5%
International Bond Fund Institutional Class	1,176,529	15,977,264

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $320,327,456)		287,815,742
OTHER ASSETS AND LIABILITIES — 0.1%		156,585
TOTAL NET ASSETS — 100.0%		$287,972,327

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 287,815,742
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 287,815,742

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 326,058,703
Gross tax appreciation of investments	$ 1,243,716
Gross tax depreciation of investments	(39,486,677)
Net tax appreciation (depreciation) of investments	$ (38,242,961)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	2,552,134	$ 23,792,717	$ 4,443,092	$(1,553,380)	$ 463,661	5,467,400	$ 36,467,558
NT Growth Fund Institutional Class	1,481,964	14,399,274	2,712,416	(862,885)	120,233	3,081,596	24,375,424
NT Large Company Value Fund Institutional Class	2,441,771	23,068,799	4,448,907	(1,848,153)	533,117	5,592,411	34,113,707
NT Mid Cap Value Fund Institutional Class	1,133,888	8,754,000	1,814,276	(512,520)	189,724	2,192,668	15,392,529
NT Small Company Fund Institutional Class	475,348	4,168,978	772,960	(310,410)	12,438	1,142,068	6,087,223
NT Vista Fund Institutional Class(2)	708,665	7,533,133	1,751,325	(678,106)	-	1,591,701	11,014,571
Real Estate Fund Institutional Class	127,130	3,378,060	663,575	(358,271)	91,040	425,096	4,429,500
High-Yield Fund Institutional Class	1,291,014	5,705,462	2,673,792	(562,527)	488,733	2,050,402	10,334,026
Inflation-Adjusted Bond Fund Institutional Class	1,370,511	10,485,318	6,105,928	(274,105)	368,729	1,819,531	19,741,911
NT Diversified Bond Fund Institutional Class	5,290,466	36,133,566	21,930,941	(375,868)	3,029,044	6,738,108	68,593,940
NT Emerging Markets Fund Institutional Class	306,469	3,544,130	1,997,012	(1,075,371)	15,157	693,227	4,145,498
NT International Growth Fund Institutional Class	1,152,707	13,156,576	2,355,578	(946,547)	184,561	2,861,486	18,342,125
Premium Money Market Fund Investor Class	14,169,337	10,130,961	5,499,832	-	202,119	18,800,466	18,800,466
International Bond Fund Institutional Class	808,465	8,436,062	3,530,610	(274,113)	623,143	1,176,529	15,977,264
		$172,687,036	$60,700,244	$(9,632,256)	$6,321,699		$287,815,742

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio

April 30, 2009

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS ― 48.9%
NT Equity Growth Fund Institutional Class	1,863,086	$ 12,426,784
NT Growth Fund Institutional Class	1,238,391	9,795,673
NT Large Company Value Fund Institutional Class	1,987,380	12,123,018
NT Mid Cap Value Fund Institutional Class	838,254	5,884,543
NT Small Company Fund Institutional Class	496,159	2,644,527
NT Vista Fund Institutional Class(2)	663,925	4,594,361
Real Estate Fund Institutional Class	176,119	1,835,160
		49,304,066

DOMESTIC FIXED INCOME FUNDS ― 32.2%
High-Yield Fund Institutional Class	673,216	3,393,009
Inflation-Adjusted Bond Fund Institutional Class	593,550	6,440,018
NT Diversified Bond Fund Institutional Class	2,222,588	22,625,946
		32,458,973

INTERNATIONAL EQUITY FUNDS ― 9.9%
NT Emerging Markets Fund Institutional Class	433,582	2,592,820
NT International Growth Fund Institutional Class	1,160,745	7,440,375
		10,033,195

MONEY MARKET FUNDS ― 4.6%
Premium Money Market Fund Investor Class	4,670,127	4,670,127

INTERNATIONAL FIXED INCOME FUNDS ― 4.3%
International Bond Fund Institutional Class	317,555	4,312,397

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $100,967,882)		100,778,758
OTHER ASSETS AND LIABILITIES — 0.1%		60,866
TOTAL NET ASSETS — 100.0%		$ 100,839,624

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 100,778,758
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 100,778,758

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 102,914,826
Gross tax appreciation of investments	$ 463,722
Gross tax depreciation of investments	(2,599,790)
Net tax appreciation (depreciation) of investments	$ (2,136,068)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	13,523	$ 15,775,257	$ 2,716,259	$ (433,525)	$ 63,563	1,863,086	$ 12,426,784
NT Growth Fund Institutional Class	9,493	11,309,315	1,973,036	(255,754)	5,507	1,238,391	9,795,673
NT Large Company Value Fund Institutional Class	13,966	15,200,560	2,621,321	(478,166)	85,660	1,987,380	12,123,018
NT Mid Cap Value Fund Institutional Class	6,894	7,021,253	1,188,339	(165,162)	27,761	838,254	5,884,543
NT Small Company Fund Institutional Class	3,331	3,262,676	569,722	(107,224)	481	496,159	2,644,527
NT Vista Fund Institutional Class(2)	4,392	5,480,598	966,557	(129,256)	-	663,925	4,594,361
Real Estate Fund Institutional Class	835	2,188,418	396,009	(109,089)	8,757	176,119	1,835,160
High-Yield Fund Institutional Class	6,418	4,101,683	994,594	(28,119)	81,111	673,216	3,393,009
Inflation-Adjusted Bond Fund Institutional Class	6,564	8,175,613	2,061,659	(3,106)	4,948	593,550	6,440,018
NT Diversified Bond Fund Institutional Class	25,513	28,792,421	6,693,835	(8,325)	315,832	2,222,588	22,625,946
NT Emerging Markets Fund Institutional Class	2,495	2,884,764	521,488	(101,586)	9,425	433,582	2,592,820
NT International Growth Fund Institutional Class	7,356	8,934,789	1,552,363	(257,822)	8,117	1,160,745	7,440,375
Premium Money Market Fund Investor Class	55,710	6,005,455	1,391,038	-	17,187	4,670,127	4,670,127
International Bond Fund Institutional Class	2,934	5,404,394	1,034,857	(61,233)	12,214	317,555	4,312,397
		$124,537,196	$24,681,077	$(2,138,367)	$640,563		$100,778,758

(1)   Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

 LIVESTRONG® 2025 Portfolio Fund

April 30, 2009

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 52.8%
NT Equity Growth Fund Institutional Class	7,242,668	$ 48,308,595
NT Growth Fund Institutional Class	5,610,129	44,376,120
NT Large Company Value Fund Institutional Class	7,900,668	48,194,075
NT Mid Cap Value Fund Institutional Class	3,048,677	21,401,712
NT Small Company Fund Institutional Class	2,646,869	14,107,812
NT Vista Fund Institutional Class(2)	2,810,388	19,447,885
Real Estate Fund Institutional Class	778,778	8,114,867
		203,951,066
DOMESTIC FIXED INCOME FUNDS ― 28.7%
High-Yield Fund Institutional Class	2,262,465	11,402,824
Inflation-Adjusted Bond Fund Institutional Class	2,060,548	22,356,946
NT Diversified Bond Fund Institutional Class	7,582,955	77,194,482
		110,954,252
INTERNATIONAL EQUITY FUNDS ― 12.0%
NT Emerging Markets Fund Institutional Class	2,017,141	12,062,503
NT International Growth Fund Institutional Class	5,366,521	34,399,400
		46,461,903
MONEY MARKET FUNDS ― 4.6%
Premium Money Market Fund Investor Class	17,785,618	17,785,618

INTERNATIONAL FIXED INCOME FUNDS ― 1.9%
International Bond Fund Institutional Class	537,325	7,296,873

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $447,136,738)		386,449,712
OTHER ASSETS AND LIABILITIES(3)		(77,566)
TOTAL NET ASSETS — 100.0%		$386,372,146

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)    Category is less than 0.05% of total net assets.

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 386,449,712
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 386,449,712

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 454,194,587
Gross tax appreciation of investments	$ 1,490,857
Gross tax depreciation of investments	(69,235,732)
Net tax appreciation (depreciation) of investments	$ (67,744,875)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:
						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,602,431	$ 28,392,958	$ 3,723,757	$ (1,361,123)	$ 630,836	7,242,668	$ 48,308,595
NT Growth Fund Institutional Class	2,941,097	23,103,083	3,214,994	(1,123,243)	224,110	5,610,129	44,376,120
NT Large Company Value Fund Institutional Class	3,752,460	29,648,987	4,618,586	(1,962,833)	773,674	7,900,668	48,194,075
NT Mid Cap Value Fund Institutional Class	1,680,943	10,976,540	1,889,762	(508,410)	270,411	3,048,677	21,401,712
NT Small Company Fund Institutional Class	1,174,267	8,830,020	1,141,670	(461,715)	29,956	2,646,869	14,107,812
NT Vista Fund Institutional Class(2)	1,249,163	12,223,030	1,613,165	(667,959)	-	2,810,388	19,447,885
Real Estate Fund Institutional Class	245,954	5,771,727	769,313	(426,241)	171,153	778,778	8,114,867
High-Yield Fund Institutional Class	1,544,407	5,843,941	3,131,085	(659,103)	555,017	2,262,465	11,402,824
Inflation-Adjusted Bond Fund Institutional Class	1,639,867	11,312,652	7,362,850	(366,910)	440,301	2,060,548	22,356,946
NT Diversified Bond Fund Institutional Class	6,276,546	38,967,039	26,354,764	(497,945)	3,479,435	7,582,955	77,194,482
NT Emerging Markets Fund Institutional Class	740,611	8,558,461	1,316,903	(758,272)	43,737	2,017,141	12,062,503
NT International Growth Fund Institutional Class	2,276,565	22,848,132	2,902,045	(1,282,806)	355,271	5,366,521	34,399,400
Premium Money Market Fund Investor Class	15,395,670	9,090,814	6,700,866	-	206,252	17,785,618	17,785,618
International Bond Fund Institutional Class	305,876	4,593,442	1,527,404	(141,505)	262,363	537,325	7,296,873
		$220,160,826	$66,267,164	$(10,218,065)	$7,442,516		$386,449,712

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio

April 30, 2009

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS ― 57.0%
NT Equity Growth Fund Institutional Class	1,493,567	$ 9,962,092
NT Growth Fund Institutional Class	1,314,439	10,397,212
NT Large Company Value Fund Institutional Class	1,697,045	10,351,975
NT Mid Cap Value Fund Institutional Class	645,459	4,531,122
NT Small Company Fund Institutional Class	649,408	3,461,345
NT Vista Fund Institutional Class(2)	624,922	4,324,460
Real Estate Fund Institutional Class	179,428	1,869,640
		44,897,846

DOMESTIC FIXED INCOME FUNDS ― 25.0%
High-Yield Fund Institutional Class	404,006	2,036,190
Inflation-Adjusted Bond Fund Institutional Class	362,874	3,937,183
NT Diversified Bond Fund Institutional Class	1,347,597	13,718,538
		19,691,911

INTERNATIONAL EQUITY FUNDS ― 13.8%
NT Emerging Markets Fund Institutional Class	519,211	3,104,882
NT International Growth Fund Institutional Class	1,212,736	7,773,637
		10,878,519

MONEY MARKET FUNDS ― 4.1%
Premium Money Market Fund Investor Class	3,236,563	3,236,563

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $78,989,588)		78,704,839
OTHER ASSETS AND LIABILITIES — 0.1%		67,610
TOTAL NET ASSETS — 100.0%		$78,772,449

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 78,704,839
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 78,704,839

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 80,594,547
Gross tax appreciation of investments	$ 395,126
Gross tax depreciation of investments	(2,284,834)
Net tax appreciation (depreciation) of investments	$ (1,889,708)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	8,437	$12,201,573	$ 1,667,390	$ (306,181)	$ 50,138	1,493,567	$ 9,962,092
NT Growth Fund Institutional Class	7,661	11,624,764	1,677,627	(260,757)	5,766	1,314,439	10,397,212
NT Large Company Value Fund Institutional Class	9,291	12,526,294	1,711,399	(351,796)	72,211	1,697,045	10,351,975
NT Mid Cap Value Fund Institutional Class	4,234	5,225,351	707,758	(116,105)	21,075	645,459	4,531,122
NT Small Company Fund Institutional Class	3,119	4,109,856	562,162	(120,383)	593	649,408	3,461,345
NT Vista Fund Institutional Class(2)	3,204	5,029,897	769,224	(124,238)	-	624,922	4,324,460
Real Estate Fund Institutional Class	642	2,150,346	311,828	(98,343)	8,843	179,428	1,869,640
High-Yield Fund Institutional Class	2,819	2,409,098	537,527	(20,540)	48,411	404,006	2,036,190
Inflation-Adjusted Bond Fund Institutional Class	2,949	4,898,338	1,147,739	(6,822)	2,116	362,874	3,937,183
NT Diversified Bond Fund Institutional Class	11,435	17,101,009	3,658,909	(16,050)	192,699	1,347,597	13,718,538
NT Emerging Markets Fund Institutional Class	2,059	3,312,383	466,390	(102,405)	11,265	519,211	3,104,882
NT International Growth Fund Institutional Class	5,964	9,000,017	1,241,676	(243,738)	8,627	1,212,736	7,773,637
Premium Money Market Fund Investor Class	26,107	4,072,566	862,110	-	11,700	3,236,563	3,236,563
		$93,661,492	$15,321,739	$(1,767,358)	$433,444		$78,704,839

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio

April 30, 2009

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS ― 61.8%
NT Equity Growth Fund Institutional Class	4,378,950	$ 29,207,597
NT Growth Fund Institutional Class	3,853,923	30,484,531
NT Large Company Value Fund Institutional Class	4,974,918	30,347,000
NT Mid Cap Value Fund Institutional Class	2,074,662	14,564,127
NT Small Company Fund Institutional Class	1,724,739	9,192,859
NT Vista Fund Institutional Class(2)	2,007,822	13,894,128
Real Estate Fund Institutional Class	546,908	5,698,781
		133,389,023

DOMESTIC FIXED INCOME FUNDS ― 21.2%
High-Yield Fund Institutional Class	953,635	4,806,321
Inflation-Adjusted Bond Fund Institutional Class	840,414	9,118,492
NT Diversified Bond Fund Institutional Class	3,131,584	31,879,525
		45,804,338

INTERNATIONAL EQUITY FUNDS ― 15.1%
NT Emerging Markets Fund Institutional Class	1,712,372	10,239,984
NT International Growth Fund Institutional Class	3,468,863	22,235,412
		32,475,396

MONEY MARKET FUNDS ― 1.8%
Premium Money Market Fund Investor Class	3,911,367	3,911,367

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $260,297,537)		215,580,124
OTHER ASSETS AND LIABILITIES — 0.1%		182,960
TOTAL NET ASSETS — 100.0%		$215,763,084

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 215,580,124
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 215,580,124

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 263,193,457
Gross tax appreciation of investments	$ 641,380
Gross tax depreciation of investments	(48,254,713)
Net tax appreciation (depreciation) of investments	$ (47,613,333)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	2,449,303	$ 15,833,677	$ 3,306,163	$ (1,228,182)	$ 403,146	4,378,950	$ 29,207,597
NT Growth Fund Institutional Class	2,222,291	14,231,845	2,226,928	(843,515)	163,345	3,853,923	30,484,531
NT Large Company Value Fund Institutional Class	2,606,109	17,213,281	3,428,151	(1,546,846)	508,163	4,974,918	30,347,000
NT Mid Cap Value Fund Institutional Class	1,312,467	6,853,573	2,118,474	(622,791)	194,867	2,074,662	14,564,127
NT Small Company Fund Institutional Class	814,541	5,328,385	510,408	(177,996)	20,703	1,724,739	9,192,859
NT Vista Fund Institutional Class(2)	1,024,146	8,025,429	1,487,040	(662,923)	-	2,007,822	13,894,128
Real Estate Fund Institutional Class	189,899	3,804,593	306,983	(167,397)	126,552	546,908	5,698,781
High-Yield Fund Institutional Class	675,627	2,567,980	1,600,731	(329,152)	235,852	953,635	4,806,321
Inflation-Adjusted Bond Fund Institutional Class	716,608	4,717,082	3,672,682	(221,146)	191,217	840,414	9,118,492
NT Diversified Bond Fund Institutional Class	2,815,854	15,345,605	12,466,739	(350,836)	1,502,137	3,131,584	31,879,525
NT Emerging Markets Fund Institutional Class	676,185	6,769,332	757,173	(447,480)	36,930	1,712,372	10,239,984
NT International Growth Fund Institutional Class	1,580,696	13,400,496	968,480	(439,112)	244,542	3,468,863	22,235,412
Premium Money Market Fund Investor Class	2,798,043	2,424,250	1,310,926	-	40,115	3,911,367	3,911,367
		$116,515,528	$34,160,878	$(7,037,376)	$3,667,569		$215,580,124

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio

April 30, 2009

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS ― 65.8%
NT Equity Growth Fund Institutional Class	640,535	$ 4,272,368
NT Growth Fund Institutional Class	550,002	4,350,516
NT Large Company Value Fund Institutional Class	710,384	4,333,342
NT Mid Cap Value Fund Institutional Class	313,276	2,199,198
NT Small Company Fund Institutional Class	225,155	1,200,076
NT Vista Fund Institutional Class(2)	303,006	2,096,802
Real Estate Fund Institutional Class	82,270	857,253
		19,309,555

DOMESTIC FIXED INCOME FUNDS ― 17.9%
High-Yield Fund Institutional Class	109,351	551,129
Inflation-Adjusted Bond Fund Institutional Class	96,335	1,045,235
NT Diversified Bond Fund Institutional Class	360,509	3,669,982
		5,266,346

INTERNATIONAL EQUITY FUNDS ― 16.3%
NT Emerging Markets Fund Institutional Class	285,975	1,710,130
NT International Growth Fund Institutional Class	481,202	3,084,505
		4,794,635

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $29,243,705)		29,370,536
OTHER ASSETS AND LIABILITIES(3)		2,937
TOTAL NET ASSETS — 100.0%		$29,373,473

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 29,370,536
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 29,370,536

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 29,907,237
Gross tax appreciation of investments	$ 165,710
Gross tax depreciation of investments	(702,411)
Net tax appreciation (depreciation) of investments	$ (536,701)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	12,654	$ 4,760,761	$ 386,426	$ (113,132)	$ 22,320	640,535	$ 4,272,368
NT Growth Fund Institutional Class	11,476	4,491,148	460,675	(120,053)	3,266	550,002	4,350,516
NT Large Company Value Fund Institutional Class	14,033	4,771,225	400,227	(123,310)	31,181	710,384	4,333,342
NT Mid Cap Value Fund Institutional Class	7,065	2,303,809	179,216	(43,106)	10,714	313,276	2,199,198
NT Small Company Fund Institutional Class	4,216	1,298,478	109,793	(39,118)	292	225,155	1,200,076
NT Vista Fund Institutional Class(2)	5,346	2,252,042	247,760	(70,258)	-	303,006	2,096,802
Real Estate Fund Institutional Class	1,073	897,608	86,488	(40,659)	4,556	82,270	857,253
High-Yield Fund Institutional Class	2,749	602,803	106,029	(8,475)	12,795	109,351	551,129
Inflation-Adjusted Bond Fund Institutional Class	2,805	1,201,757	225,643	(5,855)	1,072	96,335	1,045,235
NT Diversified Bond Fund Institutional Class	11,113	4,227,470	712,540	(8,869)	53,688	360,509	3,669,982
NT Emerging Markets Fund Institutional Class	4,109	1,668,756	151,634	(59,119)	6,070	285,975	1,710,130
NT International Growth Fund Institutional Class	7,910	3,259,257	272,933	(92,565)	4,662	481,202	3,084,505
		$31,735,114	$3,339,364	$(724,519)	$150,616		$29,370,536

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

April 30, 2009

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.3%
DOMESTIC EQUITY FUNDS ― 67.4%
NT Equity Growth Fund Institutional Class	2,540,496	$ 16,945,108
NT Growth Fund Institutional Class	2,234,912	17,678,154
NT Large Company Value Fund Institutional Class	2,935,346	17,905,611
NT Mid Cap Value Fund Institutional Class	1,251,330	8,784,337
NT Small Company Fund Institutional Class	1,067,801	5,691,379
NT Vista Fund Institutional Class(2)	1,210,396	8,375,940
Real Estate Fund Institutional Class	360,213	3,753,420
		79,133,949
INTERNATIONAL EQUITY FUNDS ― 17.2%
NT Emerging Markets Fund Institutional Class	1,360,529	8,135,963
NT International Growth Fund Institutional Class	1,874,694	12,016,789
		20,152,752
DOMESTIC FIXED INCOME FUNDS ― 15.7%
High-Yield Fund Institutional Class	380,728	1,918,869
Inflation-Adjusted Bond Fund Institutional Class	335,443	3,639,557
NT Diversified Bond Fund Institutional Class	1,267,002	12,898,080
		18,456,506
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $149,818,837)		117,743,207
OTHER ASSETS AND LIABILITIES — (0.3)%		(299,940)
TOTAL NET ASSETS — 100.0%		$117,443,267

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	.$ 117,743,207
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 117,743,207

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 155,284,493
Gross tax appreciation of investments	$ 213,457
Gross tax depreciation of investments	(37,754,743)
Net tax appreciation (depreciation) of investments	$(37,541,286)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	1,767,703	$ 7,104,840	$ 2,639,293	$ (911,344)	$ 264,958	2,540,496	$ 16,945,108
NT Growth Fund Institutional Class	1,603,749	6,297,361	2,074,490	(740,252)	109,334	2,234,912	17,678,154
NT Large Company Value Fund Institutional Class	1,911,044	7,969,095	2,582,320	(1,116,993)	335,115	2,935,346	17,905,611
NT Mid Cap Value Fund Institutional Class	949,245	2,975,713	1,332,905	(351,214)	131,549	1,251,330	8,784,337
NT Small Company Fund Institutional Class	651,548	2,530,458	461,481	(126,792)	15,357	1,067,801	5,691,379
NT Vista Fund Institutional Class(2)	740,940	3,954,038	834,925	(355,333)	-	1,210,396	8,375,940
Real Estate Fund Institutional Class	155,018	2,093,180	447,221	(179,108)	96,674	360,213	3,753,420
NT Emerging Markets Fund Institutional Class	631,758	5,127,833	1,128,310	(661,402)	29,161	1,360,529	8,135,963
NT International Growth Fund Institutional Class	1,037,672	6,192,153	721,361	(298,024)	152,339	1,874,694	12,016,789
High-Yield Fund Institutional Class	341,459	755,292	724,109	(142,809)	105,620	380,728	1,918,869
Inflation-Adjusted Bond Fund Institutional Class	362,388	1,419,358	1,814,012	(103,940)	95,636	335,443	3,639,557
NT Diversified Bond Fund Institutional Class	1,428,483	4,604,145	6,371,601	(190,165)	689,879	1,267,002	12,898,080
		$51,023,466	$21,132,028	$(5,177,376)	$2,025,622		$117,743,207

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio

April 30, 2009

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 99.5%
DOMESTIC EQUITY FUNDS ― 69.2%
NT Equity Growth Fund Institutional Class	113,949	$ 760,040
NT Growth Fund Institutional Class	99,797	789,394
NT Large Company Value Fund Institutional Class	130,919	798,606
NT Mid Cap Value Fund Institutional Class	55,998	393,106
NT Small Company Fund Institutional Class	48,716	259,656
NT Vista Fund Institutional Class(2)	54,190	374,995
Real Estate Fund Institutional Class	16,602	172,993
		3,548,790
INTERNATIONAL EQUITY FUNDS ― 16.6%
NT Emerging Markets Fund Institutional Class	60,453	361,509
NT International Growth Fund Institutional Class	76,930	493,121
		854,630
DOMESTIC FIXED INCOME FUNDS ― 13.7%
High-Yield Fund Institutional Class	14,629	73,730
Inflation-Adjusted Bond Fund Institutional Class	12,882	139,770
NT Diversified Bond Fund Institutional Class	48,055	489,200
		702,700
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $5,238,053)		5,106,120
OTHER ASSETS AND LIABILITIES — 0.5%		24,365
TOTAL NET ASSETS — 100.0%		$5,130,485

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 5,106,120
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 5,106,120

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 5,330,973
Gross tax appreciation of investments	$ 15,324
Gross tax depreciation of investments	(240,177)
Net tax appreciation (depreciation) of investments	$ (224,853)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	7,438	$ 797,453	$ 56,380	$ (20,130)	$ 5,123	113,949	$ 760,040
NT Growth Fund Institutional Class	6,726	776,398	66,011	(24,321)	2,185	99,797	789,394
NT Large Company Value Fund Institutional Class	8,267	825,136	58,153	(21,731)	7,223	130,919	798,606
NT Mid Cap Value Fund Institutional Class	4,102	384,469	24,810	(7,297)	2,679	55,998	393,106
NT Small Company Fund Institutional Class	2,807	265,894	15,545	(6,472)	229	48,716	259,656
NT Vista Fund Institutional Class(2)	3,119	388,612	36,668	(16,224)	-	54,190	374,995
Real Estate Fund Institutional Class	681	174,448	13,256	(6,697)	1,908	16,602	172,993
NT Emerging Markets Fund Institutional Class	2,839	346,641	33,867	(18,154)	1,088	60,453	361,509
NT International Growth Fund Institutional Class	4,230	498,252	31,578	(14,370)	2,725	76,930	493,121
High-Yield Fund Institutional Class	1,255	76,650	13,837	(2,592)	1,966	14,629	73,730
Inflation-Adjusted Bond Fund Institutional Class	1,312	150,634	28,933	(2,064)	518	12,882	139,770
NT Diversified Bond Fund Institutional Class	5,134	528,764	96,448	(2,751)	11,727	48,055	489,200
		$5,213,351	$475,486	$(142,803)	$37,371		$5,106,120

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

April 30, 2009

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.1%

DOMESTIC FIXED INCOME FUNDS ― 40.6%
Diversified Bond Fund Investor Class	3,958,118	$ 40,847,778

DOMESTIC EQUITY FUNDS ― 25.5%
Equity Growth Fund Investor Class	322,578	4,664,478
Growth Fund Investor Class	184,961	3,181,329
Large Company Value Fund Investor Class	1,961,798	7,827,574
Real Estate Fund Investor Class	231,650	2,411,476
Small Company Fund Investor Class	226,939	1,098,385
Value Fund Investor Class	1,205,474	5,002,717
Vista Fund Investor Class(2)	136,775	1,535,983
		25,721,942

MONEY MARKET FUNDS ― 24.3%
Prime Money Market Fund Investor Class	24,520,462	24,520,462

INTERNATIONAL FIXED INCOME FUNDS ― 9.7%
International Bond Fund Investor Class	716,748	9,733,438
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $104,302,049)		100,823,620
OTHER ASSETS AND LIABILITIES — (0.1)%		(54,428)
TOTAL NET ASSETS — 100.0%		$100,769,192

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 100,823,620
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 100,823,620

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 108,900,580
Gross tax appreciation of investments	$ 129,919
Gross tax depreciation of investments	(8,206,879)
Net tax appreciation (depreciation) of investments	$ (8,076,960)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	3,366,876	$17,885,062	$12,071,024	$ (287,435)	$1,513,650	3,958,118	$ 40,847,778
Equity Growth Fund Investor Class	177,467	3,428,257	1,873,257	(711,221)	70,438	322,578	4,664,478
Growth Fund Investor Class	108,101	2,126,188	1,157,257	(392,407)	13,322	184,961	3,181,329
Large Company Value Fund Investor Class	1,083,408	5,963,147	3,853,722	(1,606,446)	288,416	1,961,798	7,827,574
Real Estate Fund Investor Class	85,642	2,181,539	1,592,646	(960,849)	48,031	231,650	2,411,476
Small Company Fund Investor Class	111,321	857,419	471,811	(207,414)	653	226,939	1,098,385
Value Fund Investor Class	764,986	3,146,563	2,047,114	(774,779)	102,384	1,205,474	5,002,717
Vista Fund Investor Class(2)	67,551	1,213,904	612,529	(260,129)	~~-~~	136,775	1,535,983
Prime Money Market Fund Investor Class	20,791,066	10,938,047	7,208,651	~~-~~	322,042	24,520,462	24,520,462
International Bond Fund Investor Class	545,520	4,353,252	2,214,374	(287,778)	470,578	716,748	9,733,438
		$52,093,378	$33,102,385	$(5,488,458)	$2,829,514		$100,823,620

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

April 30, 2009

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 99.9%
DOMESTIC EQUITY FUNDS ― 39.6%
Equity Growth Fund Investor Class	1,360,495	$ 19,672,758
Growth Fund Investor Class	723,024	12,436,013
Large Company Value Fund Investor Class	6,133,603	24,473,076
Real Estate Fund Investor Class	517,887	5,391,203
Small Company Fund Investor Class	760,951	3,683,003
Value Fund Investor Class	3,685,006	15,292,775
Vista Fund Investor Class(2)	814,283	9,144,398
		90,093,226
DOMESTIC FIXED INCOME FUNDS ― 37.1%
Diversified Bond Fund Investor Class	8,181,628	84,434,401

MONEY MARKET FUNDS ― 9.4%
Prime Money Market Fund Investor Class	21,538,385	21,538,385

INTERNATIONAL FIXED INCOME FUNDS ― 7.6%
International Bond Fund Investor Class	1,276,614	17,336,418

INTERNATIONAL EQUITY FUNDS ― 6.2%
International Growth Fund Investor Class	1,958,787	14,142,442

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $261,135,289)		227,544,872
OTHER ASSETS AND LIABILITIES — 0.1%		191,181
TOTAL NET ASSETS — 100.0%		$227,736,053

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 227,544,872
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 227,544,872

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 271,852,427
Gross tax appreciation of investments	$ 2,137,515
Gross tax depreciation of investments	(46,445,070)
Net tax appreciation (depreciation) of investments	$ (44,307,555)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,117,887	$ 7,722,283	$ 6,404,679	$ (2,286,479)	$ 360,147	1,360,495	$ 19,672,758
Growth Fund Investor Class	630,845	4,140,921	3,578,728	(1,080,367)	59,914	723,024	12,436,013
Large Company Value Fund Investor Class	5,059,222	10,297,630	10,342,510	(4,208,791)	1,059,808	6,133,603	24,473,076
Real Estate Fund Investor Class	285,565	3,473,195	3,321,598	(2,070,148)	127,619	517,887	5,391,203
Small Company Fund Investor Class	556,933	1,748,524	1,345,582	(598,338)	2,525	760,951	3,683,003
Value Fund Investor Class	3,490,382	3,868,743	5,559,517	(2,260,197)	374,618	3,685,006	15,292,775
Vista Fund Investor Class(2)	600,645	4,440,403	2,934,317	(1,219,261)	-	814,283	9,144,398
Diversified Bond Fund Investor Class	10,405,102	15,609,282	38,256,648	(447,228)	3,735,506	8,181,628	84,434,401
Prime Money Market Fund Investor Class	27,310,715	4,138,414	9,910,744	-	349,618	21,538,385	21,538,385
International Bond Fund Investor Class	1,455,057	2,469,792	5,091,513	(299,237)	1,062,961	1,276,614	17,336,418
International Growth Fund Investor Class	1,404,203	7,076,979	4,630,395	(1,930,957)	228,344	1,958,787	14,142,442
		$64,986,166	$91,376,231	$(16,401,003)	$7,361,060		$227,544,872

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

April 30, 2009

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.3%
DOMESTIC EQUITY FUNDS ― 50.0%
Equity Growth Fund Investor Class	5,198,376	$ 75,168,517
Growth Fund Investor Class	2,452,283	42,179,268
Large Company Value Fund Investor Class	11,016,579	43,956,150
Real Estate Fund Investor Class	1,086,030	11,305,572
Small Company Fund Investor Class	2,126,399	10,291,771
Value Fund Investor Class	5,938,673	24,645,493
Vista Fund Investor Class(2)	2,986,329	33,536,475
		241,083,246
DOMESTIC FIXED INCOME FUNDS ― 27.2%
Diversified Bond Fund Investor Class	11,727,322	121,025,963
High-Yield Fund Investor Class	1,963,810	9,877,964
		130,903,927
INTERNATIONAL EQUITY FUNDS ― 14.5%
Emerging Markets Fund Investor Class	4,160,780	20,429,430
International Growth Fund Investor Class	6,839,655	49,382,309
		69,811,739
MONEY MARKET FUNDS ― 5.8%
Prime Money Market Fund Investor Class	27,770,076	27,770,076

INTERNATIONAL FIXED INCOME FUNDS ― 2.8%
International Bond Fund Investor Class	1,003,863	13,632,460

TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $607,147,489)		483,201,448
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,243,830)
TOTAL NET ASSETS — 100.0%		$481,957,618

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 483,201,448
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 483,201,448

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 631,740,824
Gross tax appreciation of investments	$ 3,533,714
Gross tax depreciation of investments	(152,073,090)
Net tax appreciation (depreciation) of investments	$ (148,539,376)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	4,691,102	$ 19,439,210	$ 19,868,170	$ (7,718,127)	$ 1,421,672	5,198,376	$ 75,168,517
Growth Fund Investor Class	2,350,836	9,289,661	10,634,159	(3,262,490)	208,252	2,452,283	42,179,268
Large Company Value Fund Investor Class	9,973,669	12,654,833	15,590,978	(6,737,571)	1,943,895	11,016,579	43,956,150
Real Estate Fund Investor Class	656,157	6,010,776	7,008,813	(4,238,909)	254,594	1,086,030	11,305,572
Small Company Fund Investor Class	1,708,539	3,528,375	3,053,773	(1,435,242)	7,004	2,126,399	10,291,771
Value Fund Investor Class	6,177,671	3,819,636	8,823,367	(3,520,274)	616,965	5,938,673	24,645,493
Vista Fund Investor Class(2)	2,420,599	11,909,597	8,162,328	(3,452,652)	-	2,986,329	33,536,475
Diversified Bond Fund Investor Class	16,394,956	20,823,692	67,681,095	(522,433)	5,517,434	11,727,322	121,025,963
High-Yield Fund Investor Class	2,231,525	1,394,977	3,428,031	(776,109)	615,087	1,963,810	9,877,964
Emerging Markets Fund Investor Class	2,892,755	9,905,964	6,918,233	(3,802,678)	114,181	4,160,780	20,429,430
International Growth Fund Investor Class	5,387,461	18,751,897	12,434,190	(5,297,665)	828,408	6,839,655	49,382,309
Prime Money Market Fund Investor Class	38,694,460	4,969,251	15,893,635	-	468,884	27,770,076	27,770,076
International Bond Fund Investor Class	1,256,612	1,751,591	5,311,407	(234,808)	885,869	1,003,863	13,632,460
		$124,249,460	$184,808,179	$(40,998,958)	$12,882,245		$483,201,448

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

April 30, 2009

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Va lue

MUTUAL FUNDS(1) — 100.6%
DOMESTIC EQUITY FUNDS ― 59.7%
Equity Growth Fund Investor Class	2,937,003	$ 42,469,063
Growth Fund Investor Class	2,706,750	46,556,100
Large Company Value Fund Investor Class	6,126,323	24,444,029
Real Estate Fund Investor Class	680,351	7,082,454
Small Company Fund Investor Class	1,496,879	7,244,894
Value Fund Investor Class	3,157,448	13,103,409
Vista Fund Investor Class(2)	3,602,416	40,455,132
		181,355,081
INTERNATIONAL EQUITY FUNDS ― 19.6%
Emerging Markets Fund Investor Class	4,229,853	20,768,578
International Growth Fund Investor Class	5,347,554	38,609,340
		59,377,918
DOMESTIC FIXED INCOME FUNDS ― 19.4%
Diversified Bond Fund Investor Class	4,512,429	46,568,267
High-Yield Fund Investor Class	2,455,693	12,352,136
		58,920,403

MONEY MARKET FUNDS ― 1.9%
Prime Money Market Fund Investor Class	5,787,814	5,787,814

TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $406,713,568)		305,441,216
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,685,949)
TOTAL NET ASSETS — 100.0%		$303,755,267

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 305,441,216
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 305,441,216

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 424,772,825
Gross tax appreciation of investments	$ 1,334,638
Gross tax depreciation of investments	(120,666,247)
Net tax appreciation (depreciation) of investments	$(119,331,609)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	2,770,430	$ 7,587,678	$ 8,890,298	$ (3,532,810)	$ 813,978	2,937,003	$ 42,469,063
Growth Fund Investor Class	2,712,624	6,741,405	9,362,001	(2,802,941)	228,727	2,706,750	46,556,100
Large Company Value Fund Investor Class	5,795,421	4,924,946	6,874,254	(2,981,430)	1,087,479	6,126,323	24,444,029
Real Estate Fund Investor Class	428,808	3,242,173	3,064,492	(1,976,073)	174,975	680,351	7,082,454
Small Company Fund Investor Class	1,256,722	1,969,779	1,614,731	(764,109)	5,076	1,496,879	7,244,894
Value Fund Investor Class	3,433,888	1,949,436	5,232,667	(1,878,256)	332,980	3,157,448	13,103,409
Vista Fund Investor Class(2)	3,052,797	11,561,152	7,214,866	(2,988,796)	-	3,602,416	40,455,132
Emerging Markets Fund Investor Class	3,073,841	8,988,777	6,143,756	(3,446,610)	114,708	4,229,853	20,768,578
International Growth Fund Investor Class	4,403,715	11,582,801	7,126,610	(3,139,071)	636,770	5,347,554	38,609,340
Diversified Bond Fund Investor Class	6,598,190	9,796,791	30,723,056	(181,538)	2,149,151	4,512,429	46,568,267
High-Yield Fund Investor Class	2,918,653	2,196,172	5,675,244	(1,356,278)	766,799	2,455,693	12,352,136
Prime Money Market Fund Investor Class	8,434,694	1,257,846	3,904,726	-	100,091	5,787,814	5,787,814
		$71,798,956	$95,826,701	$(25,047,912)	$6,410,734		$305,441,216

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

 One Choice Portfolio®: Very Aggressive

April 30, 2009

One Choice Portfolio: Very Aggressive - Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.6%

DOMESTIC EQUITY FUNDS ― 72.4%
Equity Growth Fund Investor Class	1,465,422	$ 21,190,002
Growth Fund Investor Class	1,333,620	22,938,264
Large Company Value Fund Investor Class	3,101,665	12,375,643
Real Estate Fund Investor Class	276,294	2,876,221
Small Company Fund Investor Class	674,047	3,262,387
Value Fund Investor Class	1,654,792	6,867,387
Vista Fund Investor Class(2)	1,782,691	20,019,620
		89,529,524

INTERNATIONAL EQUITY FUNDS ― 23.5%
Emerging Markets Fund Investor Class	1,977,105	9,707,586
International Growth Fund Investor Class	2,684,810	19,384,328
		29,091,914

DOMESTIC FIXED INCOME FUNDS ― 2.8%
Diversified Bond Fund Investor Class	342,361	3,533,165

MONEY MARKET FUNDS ― 1.9%
Prime Money Market Fund Investor Class	2,341,939	2,341,939

TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $175,267,438)		124,496,542
OTHER ASSETS AND LIABILITIES — (0.6)%		(766,048)
TOTAL NET ASSETS — 100.0%		$123,730,494

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Very Aggressive - Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 124,496,542
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 124,496,542

4. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 186,918,404
Gross tax appreciation of investments	$ 86,241
Gross tax depreciation of investments	(62,508,103)
Net tax appreciation (depreciation) of investments	$ (62,421,862)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive - Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2009 follows:

						April 30, 2009
Underlying Fund	July 31, 2008 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,450,710	$ 3,343,793	$ 5,301,280	$ (1,890,273)	$ 413,525	1,465,422	$ 21,190,002
Growth Fund Investor Class	1,402,637	2,724,719	5,496,768	(1,607,622)	114,594	1,333,620	22,938,264
Large Company Value Fund Investor Class	3,078,875	2,335,580	4,145,636	(1,640,828)	557,284	3,101,665	12,375,643
Real Estate Fund Investor Class	182,136	1,488,055	1,955,709	(1,024,535)	66,211	276,294	2,876,221
Small Company Fund Investor Class	593,391	773,593	772,686	(307,425)	2,242	674,047	3,262,387
Value Fund Investor Class	1,887,777	1,028,666	3,128,588	(938,465)	176,181	1,654,792	6,867,387
Vista Fund Investor Class(2)	1,586,013	5,101,325	4,428,999	(1,826,925)	-	1,782,691	20,019,620
Emerging Markets Fund Investor Class	1,507,458	3,918,883	3,330,375	(1,920,302)	52,213	1,977,105	9,707,586
International Growth Fund Investor Class	2,320,955	4,896,262	3,542,577	(1,519,404)	329,046	2,684,810	19,384,328
Diversified Bond Fund Investor Class	525,838	921,694	2,781,039	(44,618)	165,025	342,361	3,533,165
Prime Money Market Fund Investor Class	3,584,914	627,886	1,870,861	-	41,075	2,341,939	2,341,939
		$27,160,456	$36,754,518	$(12,720,397)	$1,917,396		$124,496,542

(1) Distributions received include distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2009